Summary of Significant Accounting Policies - Disclosure of Information About Unconsolidated Structured Entities Controlled by Investment Entity (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	$ 6,518,546,319	$ 3,500,620,930
Current liabilities	5,474,329,747	6,029,591,063
Equity	4,415,794,158	1,130,511,577	$ 1,497,788,462
Income for the year	15,286,534,926	9,874,443,208	$ 7,870,953,893
Ferrosur Roca Management Trust [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	51,112,722	90,065,227
Current liabilities	1,006,901	87,150
Equity	50,105,821	89,978,077
Income for the year	$ 3,210,358	$ 11,478,251